Income Taxes -Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Non-capital losses available for future periods	$ 171.2	$ 99.1